UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOLUS ALTERNATIVE ASSET MANAGEMENT LP
           --------------------------------------------------
Address:   430 PARK AVENUE, 9TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12919
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JOSEPH LONETTO
           --------------------------------------------------
Title:     CHIEF LEGAL OFFICER
           --------------------------------------------------
Phone:     212-284-4306
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Joseph Lonetto          New York, New York           5/14/08
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   31
                                               -------------

Form 13F Information Table Value Total:           $7,095,395
                                               -------------
                                               (in thousands)




List of Other Included Managers:  None




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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ---------------- ---------  ---------  ---------- ---- ----  ---------- --------- ------------------
                                                            VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------------------  ---------------- ---------  ---------  ---------- ---- ----  ---------- --------- ------- ------ -----

CAPITAL ONE FINL CORP         COM              14040H105     30,763     625,000  SH  PUT     SOLE               625,000   0      0
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CONTINENTAL AIRLS INC         CL B             210795308      6,250     325,000  SH          SOLE               325,000   0      0
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DELTA AIR LINES INC DEL       COM NEW          247361702     86,000  10,000,000  SH  CALL    SOLE            10,000,000   0      0
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EXIDE TECHNOLOGIES            FRNT   9/1       302051AL1     16,406      17,950  SH          SOLE                17,950   0      0
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FEDERAL NATL MTG ASSN         COM              313586109     13,160     500,000  SH  PUT     SOLE               500,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP      COM              313400301     12,660     500,000  SH  PUT     SOLE               500,000   0      0
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SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605    180,308   7,250,000  SH  PUT     SOLE             7,250,000   0      0
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FIBERTOWER CORP               COM              31567R100      4,840   2,750,000  SH          SOLE             2,750,000   0      0
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FIBERTOWER CORP               NOTE 9.000%11/1  31567RAC4     14,066      17,500  SH          SOLE                17,500   0      0
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GENERAL MTRS CORP             COM              370442105    142,875   7,500,000  SH  PUT     SOLE             7,500,000   0      0
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GENERAL MTRS CORP             COM              370442105     38,100   2,000,000  SH          SOLE             2,000,000   0      0
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HAYES LEMMERZ INTL INC        COM NEW          420781304      4,883   1,750,000  SH          SOLE             1,750,000   0      0
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HUGHES COMMUNICATIONS INC     COM              444398101     91,067   1,796,896  SH          SOLE             1,796,896   0      0
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC         COM              524908100     17,879     475,000  SH  PUT     SOLE               475,000   0      0
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LORAL SPACE & COMMUNICATNS L  COM              543881106     35,760   1,500,000  SH          SOLE             1,500,000   0      0
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MERRILL LYNCH & CO INC        COM              590188108     27,500     675,000  SH  PUT     SOLE               675,000   0      0
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW               COM              60467R100    727,800  20,000,000  SH          SOLE            20,000,000   0      0
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MIRANT CORP NEW               COM              60467R100    891,555  24,500,000  SH  PUT     SOLE            24,500,000   0      0
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MOODYS CORP                   COM              615369105    217,688   6,250,000  SH  PUT     SOLE             6,250,000   0      0
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NEXTWAVE WIRELESS INC         COM              65337Y102     29,038   5,750,000  SH          SOLE             5,750,000   0      0
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NORTHWEST AIRLS CORP          COM              667280408    119,118  13,250,000  SH  CALL    SOLE            13,250,000   0      0
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NRG ENERGY INC                COM NEW          629377508    175,455   4,500,000  SH          SOLE             4,500,000   0      0
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NRG ENERGY INC                COM NEW          629377508    635,537  16,300,000  SH  CALL    SOLE            16,300,000   0      0
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PARKER DRILLING CO            NOTE 2.125% 7/1  701081AR2     24,406      27,500  SH          SOLE                27,500   0      0
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RCN CORP                      COM NEW          749361200      4,472     400,000  SH          SOLE               400,000   0      0
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RCN CORP                      COM NEW          749361200      3,796     339,500  SH  CALL    SOLE               339,500   0      0
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SANDRIDGE ENERGY INC          COM              80007P307      1,958      50,000  SH          SOLE                50,000   0      0
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SPDR TR                       UNIT SER 1       78462F103  3,299,250  25,000,000  SH  PUT     SOLE            25,000,000   0      0
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TERRESTAR CORP                COM              881451108     32,800   6,721,253  SH          SOLE             6,721,253   0      0
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UAL CORP                      COM NEW          902549807    183,005   8,500,000  SH          SOLE             8,500,000   0      0
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WACHOVIA CORP NEW             COM              929903102     27,000   1,000,000  SH  PUT     SOLE             1,000,000   0      0
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